TAXES ON INCOME - Schedule of Taxes on Income , Current and Deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Current	$ 80,903	$ 74,096	$ 60,586
Deferred	(39,507)	(33,254)	(12,217)
Domestic	16,171	15,995	8,614
Foreign	25,225	24,847	39,755
Taxes on income	41,396	40,842	48,369
Domestic
Income Tax Examination [Line Items]
Current	27,400	22,323	29,075
Deferred	(11,229)	(6,328)	(20,461)
Taxes on income	16,171	15,995	8,614
Foreign
Income Tax Examination [Line Items]
Current	53,503	51,773	31,196
Deferred	(28,278)	(26,926)	8,559
Taxes on income	$ 25,225	$ 24,847	$ 39,755